RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Current assets (liabilities)	$ 14,620	$ 10,253
Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues	16.00%		13.00%
Second Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues			10.00%
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables	$ 681	345
Foreign Exchange Risk Member | United States of America, Dollars
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	12,688	4,743
Average gains loss on basis of movements in non-functional currency to functional currency	1,410	479
Foreign Exchange Risk Member | United Kingdom, Pounds
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	1,724	6,987
Average gains loss on basis of movements in non-functional currency to functional currency	$ 171	$ 706